Fair Value Measurements - Schedule of Quantitative Information of Level 3 Fair Value Measurements Inputs (Details) - Level 3				12 Months Ended
	Jul. 13, 2021 shares	Jul. 09, 2021 shares	Jun. 08, 2021	Dec. 31, 2021
Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	11.50		11.50	11.50
Unit Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	13.30		14.92	7.68
Share Price Trigger | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		12.50
Share Price Trigger | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		12.50
Share Price Trigger | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		15.00
Share Price Trigger | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		15.00
Potential Shares | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, potential shares		1,750,000
Potential Shares | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, potential shares	1,450,000
Potential Shares | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, potential shares		1,750,000
Potential Shares | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, potential shares		1,450,000
Beginning Share Price | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		14.09
Beginning Share Price | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		14.09
Beginning Share Price | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		14.09
Beginning Share Price | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		14.09
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	50.9		29.8	37.6
Volatility | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		60.7
Volatility | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		60.7
Volatility | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		60.7
Volatility | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		60.7
Expected Life of the Options to Convert
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected life of the options to convert	5 years		5 years	4 years 5 months 8 days
Remaining Term | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, remaining term		11 months 1 day
Remaining Term | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, remaining term		11 months 1 day
Remaining Term | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, remaining term		1 year 11 months 1 day
Remaining Term | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, remaining term		1 year 11 months 1 day
Risk Free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	0.85		0.77	1.17
Risk Free Rate | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.22
Risk Free Rate | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.22
Risk Free Rate | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.22
Risk Free Rate | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.22
Dividend Yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	0.0		0.0	0.0
Dividend Yield | First Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.0
Dividend Yield | First Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.0
Dividend Yield | Second Share Price Trigger | CMG Sellers
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.0
Dividend Yield | Second Share Price Trigger | IMC Parent
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, measurement input		0.0